Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities
Net income including noncontrolling interest	$ 4,721	$ 4,511	$ 4,357
Adjustments to reconcile net income including noncontrolling interest to net cash provided by operating activities
Depreciation and amortization	1,371	1,288	1,236
Company pension and postretirement contributions	(482)	(1,146)	(582)
Company pension and postretirement expense	553	650	555
Stock-based compensation expense	240	223	253
Deferred income taxes	(167)	33	177
Excess tax benefits from stock-based compensation	(92)	(62)	(53)
Changes in assets and liabilities
Accounts receivable	(337)	(133)	(205)
Inventories	(86)	(251)	(196)
Accounts payable	16	72	(83)
Accrued income taxes (current and long-term)	206	90	(45)
Product and other insurance receivables and claims	41	(32)	9
Other - net	(167)	57	(139)
Net cash provided by operating activities	5,817	5,300	5,284
Cash Flows from Investing Activities
Purchases of property, plant and equipment (PP&E)	(1,665)	(1,484)	(1,379)
Proceeds from sale of PP&E and other assets	128	41	55
Acquisitions, net of cash acquired	0	(1,046)	(649)
Purchases of marketable securities and investments	(4,040)	(5,492)	(4,162)
Proceeds from maturities and sale of marketable securities and investments	4,667	5,281	3,417
Proceeds from sale of businesses	8	0	0
Other investing	46	14	0
Net cash used in investing activities	(856)	(2,686)	(2,718)
Cash Flows from Financing Activities
Change in short-term debt - net	(2)	(36)	11
Repayment of debt (maturities greater than 90 days)	(859)	(612)	(1,429)
Proceeds from debt (maturities greater than 90 days)	824	1,370	1,111
Purchases of treasury stock	(5,212)	(2,204)	(2,701)
Proceeds from issuance of treasury stock pursuant to stock option and benefit plans	1,609	1,012	902
Dividends paid to shareholders	(1,730)	(1,635)	(1,555)
Excess tax benefits from stock-based compensation	92	62	53
Other - net	32	(15)	(67)
Net cash used in financing activities	(5,246)	(2,058)	(3,675)
Effect of exchange rate changes on cash and cash equivalents	(17)	108	(49)
Net increase (decrease) in cash and cash equivalents	(302)	664	(1,158)
Cash and cash equivalents at beginning of year	2,883	2,219	3,377
Cash and cash equivalents at end of period	$ 2,581	$ 2,883	$ 2,219